Securitizations and Other Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Securitizations and Other Variable Interest Entities
Securitizations and Other Variable Interest Entities
The Corporation utilizes variable interest entities (VIEs) in the ordinary course of business to support its own and its customers’ financing and investing needs. The Corporation routinely securitizes loans and debt securities using VIEs as a source of funding for the Corporation and as a means of transferring the economic risk of the loans or debt securities to third parties. The assets are transferred into a trust or other securitization vehicle such that the assets are legally isolated from the creditors of the Corporation and are not available to satisfy its obligations. These assets can only be used to settle obligations of the trust or other securitization vehicle. The Corporation also administers, structures or invests in other VIEs including CDOs, investment vehicles and other entities. For more information on the Corporation’s utilization of VIEs, see Note 1 – Summary of Significant Accounting Principles.
The tables in this Note present the assets and liabilities of consolidated and unconsolidated VIEs at December 31, 2015 and 2014, in situations where the Corporation has continuing involvement with transferred assets or if the Corporation otherwise has a variable interest in the VIE. The tables also present the Corporation’s maximum loss exposure at December 31, 2015 and 2014 resulting from its involvement with consolidated VIEs and unconsolidated VIEs in which the Corporation holds a variable interest. The Corporation’s maximum loss exposure is based on the unlikely event that all of the assets in the VIEs become worthless and incorporates not only potential losses associated with assets recorded on the Consolidated Balance Sheet but also potential losses associated with off-balance sheet commitments such as unfunded liquidity commitments and other contractual arrangements. The Corporation’s maximum loss exposure does not include losses previously recognized through write-downs of assets.
The Corporation invests in ABS issued by third-party VIEs with which it has no other form of involvement and enters into certain commercial lending arrangements that may also incorporate the use of VIEs to hold collateral. These securities and loans are included in Note 3 – Securities or Note 4 – Outstanding Loans and Leases. In addition, the Corporation uses VIEs such as trust preferred securities trusts in connection with its funding activities. For additional information, see Note 11 – Long-term Debt. The Corporation uses VIEs, such as cash funds managed within GWIM, to provide investment opportunities for clients. These VIEs, which are not consolidated by the Corporation, are not included in the tables in this Note.
Except as described below, the Corporation did not provide financial support to consolidated or unconsolidated VIEs during 2015 or 2014 that it was not previously contractually required to provide, nor does it intend to do so.
First-lien Mortgage Securitizations
First-lien Mortgages
As part of its mortgage banking activities, the Corporation securitizes a portion of the first-lien residential mortgage loans it originates or purchases from third parties, generally in the form of RMBS guaranteed by government-sponsored enterprises, FNMA and FHLMC (collectively the GSEs), or Government National Mortgage Association (GNMA) primarily in the case of FHA-insured and U.S. Department of Veterans Affairs (VA)-guaranteed mortgage loans. Securitization usually occurs in conjunction with or shortly after origination or purchase and the Corporation may also securitize loans held in its residential mortgage portfolio. In addition, the Corporation may, from time to time, securitize commercial mortgages it originates or purchases from other entities. The Corporation typically services the loans it securitizes. Further, the Corporation may retain beneficial interests in the securitization trusts including senior and subordinate securities and equity tranches issued by the trusts. Except as described below and in Note 7 – Representations and Warranties Obligations and Corporate Guarantees, the Corporation does not provide guarantees or recourse to the securitization trusts other than standard representations and warranties.
The table below summarizes select information related to first-lien mortgage securitizations for 2015 and 2014.

First-lien Mortgage Securitizations

	Residential Mortgage
	Agency		Non-agency - Subprime		Commercial Mortgage
(Dollars in millions)	2015	2014	2015	2014	2015	2014
Cash proceeds from new securitizations (1)	$27,164	$36,905	$—	$809	$7,945	$5,710
Gain on securitizations (2)	894	371	—	49	49	68

(1)
The Corporation transfers residential mortgage loans to securitizations sponsored by the GSEs or GNMA in the normal course of business and receives RMBS in exchange which may then be sold into the market to third-party investors for cash proceeds.

(2)
A majority of the first-lien residential and commercial mortgage loans securitized are initially classified as LHFS and accounted for under the fair value option. Gains recognized on these LHFS prior to securitization, which totaled $750 million and $715 million, net of hedges, during 2015 and 2014, are not included in the table above.

In addition to cash proceeds as reported in the table above, the Corporation received securities with an initial fair value of $22.3 billion and $5.4 billion in connection with first-lien mortgage securitizations in 2015 and 2014. The receipt of these securities represents non-cash operating and investing activities and, accordingly, is not reflected on the Consolidated Statement of Cash Flows. All of these securities were initially classified as Level 2 assets within the fair value hierarchy. During 2015 and 2014, there were no changes to the initial classification.
The Corporation recognizes consumer MSRs from the sale or securitization of first-lien mortgage loans. Servicing fee and ancillary fee income on consumer mortgage loans serviced, including securitizations where the Corporation has continuing involvement, were $1.4 billion and $1.8 billion in 2015 and 2014. Servicing advances on consumer mortgage loans, including securitizations where the Corporation has continuing involvement, were $7.8 billion and $10.4 billion at December 31, 2015 and 2014. The Corporation may have the option to repurchase delinquent loans out of securitization trusts, which reduces the amount of servicing advances it is required to make. During 2015 and 2014, $3.7 billion and $5.2 billion of loans were repurchased from first-lien securitization trusts primarily as a result of loan delinquencies or to perform modifications. The majority of these loans repurchased were FHA-insured mortgages collateralizing GNMA securities. For more information on MSRs, see Note 23 – Mortgage Servicing Rights.
During 2015, the Corporation deconsolidated agency residential mortgage securitization vehicles with total assets of $4.5 billion following the sale of retained interests to third parties, after which the Corporation no longer had the unilateral ability to liquidate the vehicles. Gains on sale of $287 million were recorded in other income in the Consolidated Statement of Income.
The table below summarizes select information related to first-lien mortgage securitization trusts in which the Corporation held a variable interest at December 31, 2015 and 2014.

First-lien Mortgage VIEs

	Residential Mortgage
			Non-agency
	Agency		Prime		Subprime		Alt-A		Commercial Mortgage
	December 31		December 31						December 31
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Unconsolidated VIEs
Maximum loss exposure (1)	$28,192	$14,921	$1,027	$1,288	$2,905	$3,167	$622	$710	$326	$352
On-balance sheet assets
Senior securities held (2):
Trading account assets	$1,297	$584	$42	$3	$94	$14	$99	$81	$59	$54
Debt securities carried at fair value	24,369	13,473	613	816	2,479	2,811	340	383	—	76
Held-to-maturity securities	2,511	840	—	—	—	—	—	—	37	42
Subordinate securities held (2):
Trading account assets	—	—	1	—	37	—	2	1	22	58
Debt securities carried at fair value	—	—	12	12	3	5	28	—	54	58
Held-to-maturity securities	—	—	—	—	—	—	—	—	13	15
Residual interests held	—	—	—	10	—	—	—	—	48	22
All other assets (3)	15	24	40	56	—	1	153	245	—	—
Total retained positions	$28,192	$14,921	$708	$897	$2,613	$2,831	$622	$710	$233	$325
Principal balance outstanding (4)	$313,613	$397,055	$16,087	$20,167	$27,854	$32,592	$40,848	$50,054	$34,243	$20,593

Consolidated VIEs
Maximum loss exposure (1)	$26,878	$38,345	$65	$77	$232	$206	$—	$—	$—	$—
On-balance sheet assets
Trading account assets	$1,101	$1,538	$—	$—	$188	$30	$—	$—	$—	$—
Loans and leases	25,328	36,187	111	130	675	768	—	—	—	—
Allowance for loan and lease losses	—	(2)	—	—	—	—	—	—	—	—
All other assets	449	623	—	6	54	15	—	—	—	—
Total assets	$26,878	$38,346	$111	$136	$917	$813	$—	$—	$—	$—
On-balance sheet liabilities
Long-term debt	$—	$1	$46	$56	$840	$770	$—	$—	$—	$—
All other liabilities	1	—	—	3	—	13	—	—	—	—
Total liabilities	$1	$1	$46	$59	$840	$783	$—	$—	$—	$—

(1)
Maximum loss exposure includes obligations under loss-sharing reinsurance and other arrangements for non-agency residential mortgage and commercial mortgage securitizations, but excludes the liability for representations and warranties obligations and corporate guarantees and also excludes servicing advances and other servicing rights and obligations. For additional information, see Note 7 – Representations and Warranties Obligations and Corporate Guarantees and Note 23 – Mortgage Servicing Rights.

(2)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2015 and 2014, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(3)
Not included in the table above are all other assets of $222 million and $635 million, representing the unpaid principal balance of mortgage loans eligible for repurchase from unconsolidated residential mortgage securitization vehicles, principally guaranteed by GNMA, and all other liabilities of $222 million and $635 million, representing the principal amount that would be payable to the securitization vehicles if the Corporation was to exercise the repurchase option, at December 31, 2015 and 2014.

(4)	Principal balance outstanding includes loans the Corporation transferred with which it has continuing involvement, which may include servicing the loans.
Other Asset-backed Securitizations
The table below summarizes select information related to home equity loan, credit card and other asset-backed VIEs in which the Corporation held a variable interest at December 31, 2015 and 2014.

Home Equity Loan, Credit Card and Other Asset-backed VIEs

	Home Equity Loan (1)		Credit Card (2, 3)		Resecuritization Trusts		Municipal Bond Trusts		Automobile and Other Securitization Trusts
	December 31
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Unconsolidated VIEs
Maximum loss exposure	$3,988	$4,801	$—	$—	$13,046	$8,574	$1,572	$2,100	$63	$77
On-balance sheet assets
Senior securities held (4, 5):
Trading account assets	$—	$12	$—	$—	$1,248	$767	$2	$25	$—	$6
Debt securities carried at fair value	—	—	—	—	4,341	6,945	—	—	53	61
Held-to-maturity securities	—	—	—	—	7,370	745	—	—	—	—
Subordinate securities held (4, 5):
Trading account assets	—	2	—	—	17	44	—	—	—	—
Debt securities carried at fair value	57	39	—	—	70	73	—	—	—	—
All other assets	—	—	—	—	—	—	—	—	10	10
Total retained positions	$57	$53	$—	$—	$13,046	$8,574	$2	$25	$63	$77
Total assets of VIEs (6)	$5,883	$6,362	$—	$—	$35,362	$28,065	$2,518	$3,314	$314	$1,276

Consolidated VIEs
Maximum loss exposure	$231	$991	$32,678	$43,139	$354	$654	$1,973	$2,440	$—	$92
On-balance sheet assets
Trading account assets	$—	$—	$—	$—	$771	$1,295	$1,984	$2,452	$—	$—
Loans and leases	321	1,014	43,194	53,068	—	—	—	—	—	—
Allowance for loan and lease losses	(18)	(56)	(1,293)	(1,904)	—	—	—	—	—	—
Loans held-for-sale	—	—	—	—	—	—	—	—	—	555
All other assets	20	33	342	392	—	—	1	—	—	54
Total assets	$323	$991	$42,243	$51,556	$771	$1,295	$1,985	$2,452	$—	$609
On-balance sheet liabilities
Short-term borrowings	$—	$—	$—	$—	$—	$—	$681	$1,032	$—	$—
Long-term debt	183	1,076	9,550	8,401	417	641	12	12	—	516
All other liabilities	—	—	15	16	—	—	—	—	—	1
Total liabilities	$183	$1,076	$9,565	$8,417	$417	$641	$693	$1,044	$—	$517

(1)
For unconsolidated home equity loan VIEs, the maximum loss exposure includes outstanding trust certificates issued by trusts in rapid amortization, net of recorded reserves. For both consolidated and unconsolidated home equity loan VIEs, the maximum loss exposure excludes the liability for representations and warranties obligations and corporate guarantees. For additional information, see Note 7 – Representations and Warranties Obligations and Corporate Guarantees.

(2)	At December 31, 2015 and 2014, loans and leases in the consolidated credit card trust included $24.7 billion and $36.9 billion of seller’s interest.

(3)	At December 31, 2015 and 2014, all other assets in the consolidated credit card trust included restricted cash, certain short-term investments, and unbilled accrued interest and fees.

(4)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2015 and 2014, there were no OTTI losses recorded on those securities classified as AFS or HTM debt securities.

(5)	The retained senior and subordinate securities were valued using quoted market prices or observable market inputs (Level 2 of the fair value hierarchy).

(6)	Total assets include loans the Corporation transferred with which it has continuing involvement, which may include servicing the loan.
Home Equity Loans
The Corporation retains interests in home equity securitization trusts to which it transferred home equity loans. These retained interests include senior and subordinate securities and residual interests. In addition, the Corporation may be obligated to provide subordinate funding to the trusts during a rapid amortization event. The Corporation typically services the loans in the trusts. Except as described below and in Note 7 – Representations and Warranties Obligations and Corporate Guarantees, the Corporation does not provide guarantees or recourse to the securitization trusts other than standard representations and warranties. There were no securitizations of home equity loans during 2015 and 2014, and all of the home equity trusts that hold revolving home equity lines of credit (HELOCs) have entered the rapid amortization phase.
The maximum loss exposure in the table above includes the Corporation’s obligation to provide subordinate funding to the consolidated and unconsolidated home equity loan securitizations that have entered a rapid amortization phase. During this period, cash payments from borrowers are accumulated to repay outstanding debt securities and the Corporation continues to make advances to borrowers when they draw on their lines of credit. At December 31, 2015 and 2014, home equity loan securitizations in rapid amortization for which the Corporation has a subordinate funding obligation, including both consolidated and unconsolidated trusts, had $4.0 billion and $5.8 billion of trust certificates outstanding. This amount is significantly greater than the amount the Corporation expects to fund. The charges that will ultimately be recorded as a result of the rapid amortization events depend on the undrawn available credit on the home equity lines, which totaled $7 million and $39 million at December 31, 2015 and 2014, as well as performance of the loans, the amount of subsequent draws and the timing of related cash flows.
During 2015, the Corporation deconsolidated several home equity line of credit trusts with total assets of $488 million and total liabilities of $611 million as its obligation to provide subordinated funding is no longer considered to be a potentially significant variable interest in the trusts following a decline in the amount of credit available to be drawn by borrowers. In connection with deconsolidation, the Corporation recorded a gain of $123 million in other income in the Consolidated Statement of Income. The derecognition of assets and liabilities represents non-cash investing and financing activities and, accordingly, is not reflected on the Consolidated Statement of Cash Flows.
Credit Card Securitizations
The Corporation securitizes originated and purchased credit card loans. The Corporation’s continuing involvement with the securitization trust includes servicing the receivables, retaining an undivided interest (seller’s interest) in the receivables, and holding certain retained interests including senior and subordinate securities, subordinate interests in accrued interest and fees on the securitized receivables, and cash reserve accounts. The seller’s interest in the trust, which is pari passu to the investors’ interest, is classified in loans and leases.
During 2015, $2.3 billion of new senior debt securities were issued to third-party investors from the credit card securitization trust compared to $4.1 billion issued during 2014.
The Corporation held subordinate securities issued by the credit card securitization trust with a notional principal amount of $7.5 billion and $7.4 billion at December 31, 2015 and 2014. These securities serve as a form of credit enhancement to the senior debt securities and have a stated interest rate of zero percent. There were $371 million of these subordinate securities issued during 2015 and $662 million issued during 2014.
Resecuritization Trusts
The Corporation transfers existing securities, typically MBS, into resecuritization vehicles at the request of customers seeking securities with specific characteristics. The Corporation may also resecuritize securities within its investment portfolio for purposes of improving liquidity and capital, and managing credit or interest rate risk. Generally, there are no significant ongoing activities performed in a resecuritization trust and no single investor has the unilateral ability to liquidate the trust.
The Corporation resecuritized $30.7 billion and $14.4 billion of securities in 2015 and 2014. Resecuritizations in 2014 included $1.5 billion of AFS debt securities, and gains on sale of $85 million were recorded. There were no resecuritizations of AFS debt securities during 2015. Other securities transferred into resecuritization vehicles during 2015 and 2014 were measured at fair value with changes in fair value recorded in trading account profits or other income prior to the resecuritization and no gain or loss on sale was recorded. Resecuritization proceeds included securities with an initial fair value of $9.8 billion and $4.6 billion, including $6.9 billion and $747 million which were subsequently classified as HTM during 2015 and 2014. All of these securities were classified as Level 2 within the fair value hierarchy.
Municipal Bond Trusts
The Corporation administers municipal bond trusts that hold highly-rated, long-term, fixed-rate municipal bonds. The trusts obtain financing by issuing floating-rate trust certificates that reprice on a weekly or other short-term basis to third-party investors. The Corporation may transfer assets into the trusts and may also serve as remarketing agent and/or liquidity provider for the trusts. The floating-rate investors have the right to tender the certificates at specified dates. Should the Corporation be unable to remarket the tendered certificates, it may be obligated to purchase them at par under standby liquidity facilities. The Corporation also provides credit enhancement to investors in certain municipal bond trusts whereby the Corporation guarantees the payment of interest and principal on floating-rate certificates issued by these trusts in the event of default by the issuer of the underlying municipal bond.
The Corporation’s liquidity commitments to unconsolidated municipal bond trusts, including those for which the Corporation was transferor, totaled $1.6 billion and $2.1 billion at December 31, 2015 and 2014. The weighted-average remaining life of bonds held in the trusts at December 31, 2015 was 7.4 years. There were no material write-downs or downgrades of assets or issuers during 2015 and 2014.
Automobile and Other Securitization Trusts
The Corporation transfers automobile and other loans into securitization trusts, typically to improve liquidity or manage credit risk. At December 31, 2015 and 2014, the Corporation serviced assets or otherwise had continuing involvement with automobile and other securitization trusts with outstanding balances of $314 million and $1.9 billion, including trusts collateralized by automobile loans of $125 million and $400 million, other loans of $189 million and $876 million, and student loans of $0 and $609 million.
During 2015, the Corporation deconsolidated a student loan trust with total assets of $515 million and total liabilities of $449 million following the transfer of servicing and sale of retained interests to third parties. No gain or loss was recorded as a result of the deconsolidation. The derecognition of assets and liabilities represents non-cash investing and financing activities and, accordingly, is not reflected on the Consolidated Statement of Cash Flows.
Other Variable Interest Entities
The table below summarizes select information related to other VIEs in which the Corporation held a variable interest at December 31, 2015 and 2014.

Other VIEs

	December 31
	2015			2014
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$6,295	$12,916	$19,211	$7,981	$12,391	$20,372
On-balance sheet assets
Trading account assets	$2,300	$366	$2,666	$1,575	$355	$1,930
Debt securities carried at fair value	—	126	126	—	483	483
Loans and leases	3,317	3,389	6,706	4,020	2,693	6,713
Allowance for loan and lease losses	(9)	(23)	(32)	(6)	—	(6)
Loans held-for-sale	284	1,025	1,309	1,267	814	2,081
All other assets	664	6,925	7,589	1,646	6,658	8,304
Total	$6,556	$11,808	$18,364	$8,502	$11,003	$19,505
On-balance sheet liabilities
Long-term debt (1)	$3,025	$—	$3,025	$1,834	$—	$1,834
All other liabilities	5	2,697	2,702	105	2,643	2,748
Total	$3,030	$2,697	$5,727	$1,939	$2,643	$4,582
Total assets of VIEs	$6,556	$49,190	$55,746	$8,502	$50,366	$58,868

(1)	Includes $2.8 billion and $1.4 billion of long-term debt at December 31, 2015 and 2014 issued by other consolidated VIEs, which has recourse to the general credit of the Corporation.
During 2015, the Corporation consolidated certain customer vehicles after redeeming long-term debt owed to the vehicles and acquiring a controlling financial interest in the vehicles. The Corporation also deconsolidated certain investment vehicles following the sale or disposition of variable interests. These actions resulted in a net decrease in long-term debt of $1.2 billion which represents a non-cash financing activity and, accordingly, is not reflected on the Consolidated Statement of Cash Flows. No gain or loss was recorded as a result of the consolidation or deconsolidation of these VIEs.
Customer Vehicles
Customer vehicles include credit-linked, equity-linked and commodity-linked note vehicles, repackaging vehicles, and asset acquisition vehicles, which are typically created on behalf of customers who wish to obtain market or credit exposure to a specific company, index, commodity or financial instrument. The Corporation may transfer assets to and invest in securities issued by these vehicles. The Corporation typically enters into credit, equity, interest rate, commodity or foreign currency derivatives to synthetically create or alter the investment profile of the issued securities.
The Corporation’s maximum loss exposure to consolidated and unconsolidated customer vehicles totaled $3.9 billion and $4.7 billion at December 31, 2015 and 2014, including the notional amount of derivatives to which the Corporation is a counterparty, net of losses previously recorded, and the Corporation’s investment, if any, in securities issued by the vehicles. The maximum loss exposure has not been reduced to reflect the benefit of offsetting swaps with the customers or collateral arrangements. The Corporation also had liquidity commitments, including written put options and collateral value guarantees, with certain unconsolidated vehicles of $691 million and $658 million at December 31, 2015 and 2014, that are included in the table above.
Collateralized Debt Obligation Vehicles
The Corporation receives fees for structuring CDO vehicles, which hold diversified pools of fixed-income securities, typically corporate debt or ABS, which the CDO vehicles fund by issuing multiple tranches of debt and equity securities. Synthetic CDOs enter into a portfolio of CDS to synthetically create exposure to fixed-income securities. CLOs, which are a subset of CDOs, hold pools of loans, typically corporate loans. CDOs are typically managed by third-party portfolio managers. The Corporation typically transfers assets to these CDOs, holds securities issued by the CDOs and may be a derivative counterparty to the CDOs, including a CDS counterparty for synthetic CDOs. The Corporation has also entered into total return swaps with certain CDOs whereby the Corporation absorbs the economic returns generated by specified assets held by the CDO.

The Corporation’s maximum loss exposure to consolidated and unconsolidated CDOs totaled $543 million and $780 million at December 31, 2015 and 2014. This exposure is calculated on a gross basis and does not reflect any benefit from insurance purchased from third parties.
At December 31, 2015, the Corporation had $922 million of aggregate liquidity exposure, included in the Other VIEs table net of previously recorded losses, to unconsolidated CDOs which hold senior CDO debt securities or other debt securities on the Corporation’s behalf. For additional information, see Note 12 – Commitments and Contingencies.
Investment Vehicles
The Corporation sponsors, invests in or provides financing, which may be in connection with the sale of assets, to a variety of investment vehicles that hold loans, real estate, debt securities or other financial instruments and are designed to provide the desired investment profile to investors or the Corporation. At December 31, 2015 and 2014, the Corporation’s consolidated investment vehicles had total assets of $397 million and $1.1 billion. The Corporation also held investments in unconsolidated vehicles with total assets of $14.7 billion and $11.2 billion at December 31, 2015 and 2014. The Corporation’s maximum loss exposure associated with both consolidated and unconsolidated investment vehicles totaled $5.1 billion at both December 31, 2015 and 2014 comprised primarily of on-balance sheet assets less non-recourse liabilities.
The Corporation transferred servicing advance receivables to independent third parties in connection with the sale of MSRs. Portions of the receivables were transferred into unconsolidated securitization trusts. The Corporation retained senior interests in such receivables with a maximum loss exposure and funding obligation of $150 million and $660 million, including a funded balance of $122 million and $431 million at December 31, 2015 and 2014, which were classified in other debt securities carried at fair value.
Leveraged Lease Trusts
The Corporation’s net investment in consolidated leveraged lease trusts totaled $2.8 billion and $3.3 billion at December 31, 2015 and 2014. The trusts hold long-lived equipment such as rail cars, power generation and distribution equipment, and commercial aircraft. The Corporation structures the trusts and holds a significant residual interest. The net investment represents the Corporation’s maximum loss exposure to the trusts in the unlikely event that the leveraged lease investments become worthless. Debt issued by the leveraged lease trusts is non-recourse to the Corporation.
Real Estate Vehicles
The Corporation held investments in unconsolidated real estate vehicles with total assets of $6.6 billion and $6.2 billion at December 31, 2015 and 2014, which primarily consisted of investments in unconsolidated limited partnerships that construct, own and operate affordable rental housing and commercial real estate projects. An unrelated third party is typically the general partner and has control over the significant activities of the partnership. The Corporation earns a return primarily through the receipt of tax credits allocated to the real estate projects. The Corporation’s risk of loss is mitigated by policies requiring that the project qualify for the expected tax credits prior to making its investment. The Corporation may from time to time be asked to invest additional amounts to support a troubled project. Such additional investments have not been and are not expected to be significant.